Mar. 29, 2016
UBS Select Prime Institutional Fund
UBS Select Prime Institutional Fund

Money Market Funds	Prospectus Supplement

UBS Money Series

UBS Select Prime Institutional Fund

Supplement to the Prospectus (the “Prospectus”) dated August 28, 2015, as supplemented

March 29, 2016

The Prospectus is hereby supplemented as shown below.

Effective April 14, 2016, each section captioned “Fund summary” and sub-captioned “Principal Risks” of the Prospectus is revised by replacing all of the first paragraph of that section, except for the last sentence, with the following:

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR YOUR FUTURE REFERENCE.